                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005


Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one):   [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GeoCapital LLC
Address:  825 Third Avenue
          32nd Fl
          New York, NY  10022

Form 13F File Number:  28-4421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Irwin Lieber
Title:    Chairman
Phone:    212-486-4455

Signature, Place, and Date of Signing:

      /s/ Irwin Lieber                      New York, NY           10/4/05
     _____________________________      ____________________   _______________
            (Signature)                    [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


     Form 13F File Number          Name

     28-4421                       Irwin Lieber
     _______________________       ____________________________
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 51
                                        -------------

Form 13F Information Table Value Total: $196,870
                                        -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number      Name
02       28-4421                   Barry K Fingerhut
---      --------------------      -------------------------

[Repeat as necessary.]
03       28-4421                   Affiliated Managers Group

                                GEOCAPITAL, LLC

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/05
                          RUN DATE: 10/03/05 3:42 P.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:         0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    51

FORM 13F INFORMATION TABLE VALUE TOTAL:    $196,870,000

LIST OF OTHER INCLUDED MANAGERS:

NO.     13F FILE NUMBER     NAME

PORTVUE-SEC13F.LNP              GEOCAPITAL, LLC                          PAGE 1
RUN DATE: 10/03/05
3:42 P.M.                  FORM 13F INFORMATION TABLE
                              AS OF DATE: 09/30/05

                                                             VALUE   SHARES/  SH/  PUT/   INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------  --------------  ---------  --------  -------  ---  -----  -------  --------  ------  -------  ----
ACXIOM CORP                     COM             005125109      3906   208665  SH          Defined                 0   208665     0
APOLLO GROUP INC CL A           COM             037604105     11796   177673  SH          Defined                 0   177673     0
BEA SYS INC                     COM             073325102      2992   332765  SH          Defined                 0   332765     0
BJ SVCS CO                      COM             055482103      6734   187120  SH          Defined                 0   187120     0
BORLAND SOFTWARE CORP COM       COM             099849101      2657   456595  SH          Defined                 0   456595     0
CAL DIVE INTL INC               COM             127914109      8254   130165  SH          Defined                 0   130165     0
CAREMARK RX INC                 COM             141705103      5509   110330  SH          Defined                 0   110330     0
COSTAR GROUP INC COM            COM             22160N109      2274    48670  SH          Defined                 0    48670     0
COVANSYS CORP                   COM             22281W103      4418   276846  SH          Defined                 0   276846     0
CYPRESS SEMICONDUCTOR CORP      COM             232806109      3938   261665  SH          Defined                 0   261665     0
DEVRY INC                       COM             251893103      4322   226860  SH          Defined                 0   226860     0
DIAMONDCLUSTER INTL             COM             25278P106      1715   226300  SH          Defined                 0   226300     0
DIGITAL RIV INC                 COM             25388B104      3659   105000  SH          Defined                 0   105000     0
DORAL FINL CORP                 COM             25811P100      2991   228827  SH          Defined                 0   228827     0
GARTNER GROUP INC NEW CL A      COM             366651107      4001   342255  SH          Defined                 0   342255     0
GREENFIELD ONLINE               COM             395150105       422    77611  SH          Defined                 0    77611     0
HEARTLAND EXPRESS INC           COM             422347104      5710   281012  SH          Defined                 0   281012     0
HOST MARRIOTT CORP NEW          COM             44107P104      4031   238513  SH          Defined                 0   238513     0
INTERNET SEC SYS INC            COM             46060X107      2542   105870  SH          Defined                 0   105870     0
INTERSIL CORP CL A              COM             46069S109      4221   193800  SH          Defined                 0   193800     0
INTERWOVEN INC                  COM             46114T508      1005   123000  SH          Defined                 0   123000     0
LECG CORP                       COM             523234102      3776   164155  SH          Defined                 0   164155     0
LEGG MASON INC                  COM             524901105     10201    93000  SH          Defined                 0    93000     0
MACROMEDIA INC                  COM             556100105      7910   194500  SH          Defined                 0   194500     0
MANUGISTICS GROUP INC           COM             565011103       489   246770  SH          Defined                 0   246770     0
MERCURY INTERACTIVE             COM             589405109      3219    81300  SH          Defined                 0    81300     0
MICRUS ENDOVASCULAR             COM             59518V102      1862   188294  SH          Defined                 0   188294     0
MILLER HERMAN INC               COM             600544100      4954   163500  SH          Defined                 0   163500     0
NATIONAL INSTRUMENTS            COM             636518102      3895   158060  SH          Defined                 0   158060     0
NEUSTAR                         COM             64126X201      3378   105600  SH          Defined                 0   105600     0
NUVEEN INVTS INC CL A           COM             67090F106      2303    58470  SH          Defined                 0    58470     0
PLACER SIERRA BANCSHARES COM    COM             726079106      6375   232080  SH          Defined                 0   232080     0
PRINCETON REVIEW INC            COM             742352107      2256   375430  SH          Defined                 0   375430     0
QUEST PRODS CORP                COM             747955102         2  3556434  SH          Defined                 0  3556434     0
QUEST SOFTWARE                  COM             74834T103      3926   260530  SH          Defined                 0   260530     0
RIGHTNOW TECHNOLOGIES INC COM   COM             76657R106      1472   100000  SH          Defined                 0   100000     0
S1 CORP                         COM             78463B101      3127   801820  SH          Defined                 0   801820     0
SCHEIN HENRY INC                COM             806407102      5030   118014  SH          Defined                 0   118014     0
SEACOR SMIT INC.                COM             811904101      5766    79450  SH          Defined                 0    79450     0
SOTHEBY HLDGS INC CL A          COM             835898107      4320   258380  SH          Defined                 0   258380     0
STONEPATH GROUP INC             COM             861837102        10    10000  SH          Defined                 0    10000     0
SYCAMORE NETWORKS INC           COM             871206108      1313   348320  SH          Defined                 0   348320     0
TECHNOLOGY SOLUTION CO.         COM             87872T108        70   154643  SH          Defined                 0   154643     0
TETRA TECHNOLOGIES INC          COM             88162F105      5914   189428  SH          Defined                 0   189428     0
TIBCO SOFTWARE INC COM          COM             88632Q103      1623   194140  SH          Defined                 0   194140     0
TUMBLEWEED COMMUNICATIONS COCO  COM             899690101       856   202340  SH          Defined                 0   202340     0
UNIVERSAL TECHNICAL INSTITUTE   COM             913915104      2564    72000  SH          Defined                 0    72000     0
W HLDG CO INC                   COM             929251106      4711   492787  SH          Defined                 0   492787     0
WILEY JOHN & SONS INC CL A      COM             968223206      7993   191495  SH          Defined                 0   191495     0
WR BERKLEY CORP                 COM             084423102      7395   187312  SH          Defined                 0   187312     0
YANKEE CANDLE INC               COM             984757104      3063   125000  SH          Defined                 0   125000     0

PORTVUE-SEC13F.LNP              GEOCAPITAL, LLC                          PAGE 2
RUN DATE: 10/03/05
3:42 P.M.                  FORM 13F INFORMATION TABLE
                              AS OF DATE: 09/30/05

                                                             VALUE   SHARES/  SH/  PUT/   INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------  --------------  ---------  --------  -------  ---  -----  -------  --------  ------  -------  ----
LINE COUNT: 51